Fair value measurements - Additional Information (Detail) In Millions, unless otherwise specified				12 Months Ended				12 Months Ended
	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Financing receivable USD ($)	Mar. 31, 2012 Level 3 Financing receivable JPY (¥)	Mar. 31, 2011 Level 3 Financing receivable JPY (¥)	Mar. 31, 2011 Other securities JPY (¥)	Mar. 31, 2011 Derivative financial instruments JPY (¥)	Mar. 31, 2012 Japan Government bonds	Mar. 31, 2011 Japan Government bonds	Mar. 31, 2012 Japan Common stocks	Mar. 31, 2011 Japan Common stocks	Mar. 31, 2012 US And European Government Government bonds	Mar. 31, 2011 US And European Government Government bonds
Fair Value Measurements [Line Items]
Percentage of assets									60.00%	77.00%	83.00%	86.00%	40.00%	23.00%
Retained interests in securitized financial receivables							¥ (13,165)
Transfers into Level 2 due to be measured at observable inputs								(21,413)
Finance receivables, fair value	390	32,056	32,338
Fair value, assets measured on nonrecurring basis, gain				$ 21	¥ 1,736	¥ 2,083